UBS Money Series

(renamed “UBS Series Funds”)

Statement of Additional Information Supplement

Supplement to the Statement of Additional Information dated August 28, 2017

Includes:

•	UBS Select Prime Institutional Fund
•	UBS Select Government Institutional Fund
•	UBS Select Treasury Institutional Fund
•	UBS Select Prime Preferred Fund
•	UBS Select Government Preferred Fund
•	UBS Select Treasury Preferred Fund
•	UBS Select Prime Investor Fund
•	UBS Select Government Investor Fund
•	UBS Select Treasury Investor Fund
•	UBS Select Government Capital Fund
•	UBS Select Treasury Capital Fund
•	UBS Prime Reserves Fund
•	UBS Tax-Free Reserves Fund
•	UBS Prime Preferred Fund
•	UBS Tax-Free Preferred Fund
•	UBS Prime Investor Fund
•	UBS Tax-Free Investor Fund

March 9, 2018

Dear Investor:

The purpose of this supplement is to notify you of a name change.

Effective March 9, 2018, UBS Money Series changed its name to “UBS Series Funds.”

All references in the Statement of Additional Information to “UBS Money Series” are replaced with “UBS Series Funds.”

Also, the following is added as the first sentence under the section titled “Prior names” on page 68:

Prior to March 9, 2018, UBS Series Funds was known as UBS Money Series.

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR YOUR FUTURE REFERENCE.

ZS-940